As filed with the Securities and Exchange Commission on January 21, 2020

Securities Act File No. 033-18781
Investment Company Act File No. 811-5407

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	61	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	63	[X]

TRUST FOR CREDIT UNIONS
(Exact name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

(800) 342-5828
(Registrant’s Telephone Number, including Area Code)

Jay Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, D.C. 20036
(Name and address of agent for Service)

With Copies to:

Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 61 hereby incorporates Parts A, B and C from the Trust’s PEA No. 60 on Form N‑1A filed December 27, 2019. This PEA No. 61 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 60.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 61 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 21st day of January, 2020.

TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson
Jay Johnson
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933 as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on January 21, 2020.

Name	Title	Date

/s/ Jay Johnson	President and Treasurer (Principal	January 21, 2020
Jay Johnson	Executive, Financial and Accounting Officer)

*Rudolf J. Hanley	Trustee	January 21, 2020
Rudolf J. Hanley

*Stanley C. Hollen	Trustee	January 21, 2020
Stanley C. Hollen

*Erin Mendez	Trustee	January 21, 2020
Erin Mendez

*Gary Oakland	Trustee	January 21, 2020
Gary Oakland

*James F. Regan	Chair and Trustee	January 21, 2020
James F. Regan

*Julie A. Renderos	Vice Chair and Trustee	January 21, 2020
Julie A. Renderos

*Wendell A. Sebastian	Trustee	January 21, 2020
Wendell A. Sebastian

*Michael D. Steinberger	Trustee	January 21, 2020
Michael D. Steinberger

*By: /s/ Jay Johnson
Jay Johnson
Attorney-in-fact
*    Pursuant to a power of attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE